Income taxes (Schedule of Income (loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income (loss) before income taxes	$ 23,416	$ 11,888	$ 5,054
Domestic
Income (loss) before income taxes	25,403	15,004	9,034
Foreign
Income (loss) before income taxes	$ (1,987)	$ (3,116)	$ (3,980)